EARNINGS PER UNIT	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER UNIT
EARNINGS PER UNIT
The following table details the components of EPU.

	Year ended December 31,
	2015	2014	2013

	(In thousands, except per-unit amounts)
Numerator for basic and diluted EPU:
Allocation of net (loss) income among limited partner interests:
Net (loss) income attributable to common units	$(125,437)	$(16,324)	$23,227
Net (loss) income attributable to subordinated units	(70,173)	(10,793)	19,322
Net (loss) income attributable to limited partners	$(195,610)	$(27,117)	$42,549

Denominator for basic and diluted EPU:
Weighted-average common units outstanding – basic	39,217	33,311	26,951
Effect of nonvested phantom units	—	—	150
Weighted-average common units outstanding – diluted	39,217	33,311	27,101

Weighted-average subordinated units outstanding – basic and diluted	24,410	24,410	24,410

(Loss) earnings per limited partner unit:
Common unit – basic	$(3.20)	$(0.49)	$0.86
Common unit – diluted	$(3.20)	$(0.49)	$0.86
Subordinated unit – basic and diluted	$(2.88)	$(0.44)	$0.79

During the years ended December 31, 2015 and 2014, we excluded 109,201 and 231,875 units, respectively, in our calculation of the effect of nonvested phantom units because they were anti-dilutive. There were no anti-dilutive units during for the year ended December 31, 2013.